Business Combination - Additional Information (Detail) - USD ($) $ in Thousands	Feb. 28, 2022	Mar. 31, 2022	Mar. 31, 2021
Business Acquisition [Line Items]
Goodwill		$ 11,820	$ 7,191
Alchemee Acquisition [Member]
Business Acquisition [Line Items]
Business acquisition, date of acquisition	Feb. 28, 2022
Percentage of ownership acquired	100.00%
Aggregate purchase price	$ 100,000
Working capital adjustment	1,000
Purchase price	99,000
Business acquisition, transaction costs	1,000
Goodwill	$ 10,000